Consolidated Statements Of Changes In Shareholders' Equity (Parenthetical) - $ / shares			3 Months Ended								12 Months Ended
	Oct. 24, 2016	Nov. 02, 2015	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Dividends declared, per share	$ 0.20	$ 0.15	$ 0.0500	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.0375	$ 0.20	$ 0.2625	$ 0.15